Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating activities:
Net income and comprehensive income	$ 37,133	$ 15,321
Net income and comprehensive income	37,133	15,321
Adjustments to reconcile to net cash from operating activities:
Depreciation	101,582	58,350
Amortization of intangible assets	711	412
Lease inducement received	0	1,412
Amortization of deferred financing costs	969	539
Loss on sublease	0	1,732
Gain on disposal of property, plant and equipment	(31)	(158)
Stock-based compensation expense	9,443	11,532
Cash settlement of directors' deferred share unit plan	(5,084)	0
Equity earnings in affiliates and joint ventures	(2,780)	(60)
Dividends received from affiliates and joint ventures	4,382	0
Other adjustments to cash from operating activities	255	17
Deferred income tax expense	2,845	6,096
Net changes in non-cash working capital	8,519	14,178
Total operating activities	157,944	109,371
Investing activities:
Acquisition of heavy construction fleet and related assets	0	(151,180)
Investment in affiliates and joint ventures, net of cash acquired	0	(31,911)
Cash reclassification to investments in affiliates and joint ventures from change in presentation of NL Partnership	(10,630)	0
Purchase of property, plant and equipment	(157,026)	(81,078)
Additions to intangible assets	(422)	(380)
Proceeds on disposal of property, plant and equipment	4,462	36,274
Additions to other long-term receivable	0	(619)
Net repayments of loans to affiliates and joint venture partners	2,938	280
Total investing activities	(160,678)	(228,614)
Financing activities:
Proceeds from long-term debt	227,750	267,900
Repayment of long-term debt	(186,881)	(88,750)
Financing costs	(2,689)	(848)
Repayment of finance lease obligations	(38,160)	(32,142)
Distribution paid to noncontrolling interest of affiliates	(280)	0
Dividend payments	(2,536)	(2,006)
Proceeds from exercise of stock options	1,953	1,023
Share purchase programs	0	(9,540)
Purchase of treasury shares	(10,387)	(5,072)
Total financing activities	(11,230)	130,565
(Decrease) increase in cash	(13,964)	11,322
Cash, beginning of year	19,508	8,186
Cash, end of year	$ 5,544	$ 19,508